Commitments and Contingencies - Additional Information (Details) - USD ($)		1 Months Ended	2 Months Ended	12 Months Ended
	Mar. 10, 2021	Dec. 31, 2021	Mar. 08, 2022	Dec. 31, 2021	Dec. 31, 2020
Loss Contingencies [Line Items]
Operating lease, weighted average discount rate		8.00%		8.00%
Operating lease, weighted average lease term		2 years 6 months		2 years 6 months
Operating cash flows used for operating leases				$ 136,000
Lease cost				139,000
Losses on indemnification agreement		$ 0
Insurance recovery receivable		136,250		136,250
Right of use asset corresponding with operating lease liability right of use asset		323,000		$ 323,000
Rent expenses					$ 134,000
Woburn, Massachusetts
Loss Contingencies [Line Items]
Lessee, operating lease, option to extend				On March 10, 2021, the Company extended the lease agreement through June 30, 2024 at a monthly lease rate of $12 thousand
Lessee, operating lease, existence of option to extend [true false]	true
Lease expiration date	Jun. 30, 2024
Payments for Rent	$ 12,000
Business Email Compromise Fraud
Loss Contingencies [Line Items]
Business email compromise fraud losses, period of occurrence				In February 2022, the Company determined it was affected by a business email compromise fraud which resulted in a diversion of the Company’s capital to unknown parties.
Loss on business email compromise fraud			$ 590,000	$ 136,000
Insurance recovered				300,000
Insurance recovery receivable		$ 136,000		136,000
Remaining insurance proceeds				$ 164,000